Summary of Material Accounting Policies	12 Months Ended
Dec. 31, 2025
Disclosure of Material Accounting Policies [Abstract]
Summary of Material Accounting Policies
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SUMMARY OF MATERIAL ACCOUNTING POLICIES

Material accounting policies

Principles of Consolidation

These consolidated financial statements include the accounts of Lithium Argentina and its corporate group of companies, consisting of (i) Argentine subsidiaries, Proyecto Pastos Grandes S.A. and Potassium S.A.; (ii) Dutch wholly owned subsidiaries 2265866 Ontario Holdings B.V., Arena Mineral Holdings B.V., and Millennial Lithium B.V., (iii) Canadian wholly owned subsidiary 1511210 BC Ltd.; and (iv) US wholly owned subsidiary Lithium Americas (Argentina) Services Corp. All intercompany transactions and balances have been eliminated.

Subsidiaries are entities over which the Company has control. The Company is considered to control an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the entity’s relevant activities. Subsidiaries are fully consolidated from the date on which control is transferred to the Company and are deconsolidated from the date on which control ceases. Intercompany transactions, balances and unrealized gains on transactions between group entities are eliminated. Where necessary, the accounting policies of subsidiaries are adjusted to align with those of the Company.

Investments in Associates and Joint Ventures

Associates are all entities over which the Company has significant influence but not control or joint control. This is generally the case where the Company holds between 20% and 50% of the voting rights. Investments in associates and joint ventures are accounted for using the equity method of accounting.

Under the equity method, the initial investment is recorded at cost, and the carrying value is subsequently adjusted for the Company’s share of post-acquisition net income or loss, depreciation, amortization, or impairment of fair value adjustments made to the underlying assets and liabilities at the acquisition date. The carrying value is also adjusted for dividends, cash contributions, and the Company’s share of post-acquisition movements in Other Comprehensive Income (“OCI”).

If the Company’s share of losses of an associate or joint venture exceeds the carrying value of its interest in the associate or joint venture, it ceases to recognize its share of further losses. Once the Company’s interest is reduced to zero, additional losses are provided for, and liability is recognized, only to the extent that the Company incurs legal or constructive obligations or makes payments on behalf of the associate or joint venture. If the associate subsequently reports profits, the Company resumes recognizing its share of those profits only after its share of the profits equals the share of losses that were not recognized.

At each reporting date, the Company considers whether there is objective evidence of impairment in its investments in associates and joint ventures. If such evidence exists, the Company determines the amount of any impairment by reference to the recoverable amount of investment, determined in accordance with IAS 36, Impairment of Assets, as described in the Company’s accounting policy for impairment of property, plant and equipment.

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SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

Foreign Currency Translation

Functional and Presentation Currency

Items included in the financial statements of each of the entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency).

The consolidated financial statements are presented in US dollars. The functional currency of the parent entity, Lithium Argentina, and all its subsidiaries, is the US dollar. The functional currency of the Company’s associates, Minera Exar and Exar Capital B.V. (“Exar Capital”), is also the US dollar.

Transactions and Balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the date of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates, are recognized in profit or loss. Non-monetary items measured at historical cost continue to be carried at the exchange rate on the date of the transaction.

Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held with banks and highly liquid short-term investments which can be withdrawn at any time and are subject to an insignificant risk of changes in value.

Exploration and Evaluation Assets

Exploration expenditures, excluding acquisition costs and claim maintenance costs, are expensed until the technical feasibility and commercial viability have been established. These factors are assessed based on the following:

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The extent to which mineral reserves or mineral resources, have been identified through a feasibility study or similar document; and
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The status of mining leases, environmental and mining permits.

Costs related to the acquisition and maintenance of mineral property claims, including option payments and annual fees to keep the property in good standing are capitalized and deferred on a property-by-property basis. This also applies to exploration expenditures incurred within the geologic formation of an existing brownfield mining project, until the project is sold, abandoned, impaired, or placed into production. After recognition, the Company applies the cost model for exploration and evaluation assets.

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SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

The Company evaluates its exploration and evaluation assets for impairment at each balance sheet date, as well as whenever events or circumstances suggest the possibility of impairment. If the Company determines that a property has been impaired, or if exploration results indicate no further work is warranted, the property is written down or written off. Additionally, exploration and evaluation assets are tested for impairment immediately before being reclassified to mineral property development costs.

Property, Plant and Equipment

On initial recognition, property, plant and equipment are valued at cost. Cost includes the purchase price and directly attributable acquisition or construction costs necessary to bring the asset to its intended location and condition for it to be capable of operating in the manner intended by the Company, including appropriate borrowing costs and foreign exchange gains or losses on borrowings, and any related cash used to construct qualifying assets, as defined under IFRS.

Capitalization of costs ceases when the asset is capable of operating in the manner intended by management. The Company exercises judgment in determining when the asset is considered ready for use for management’s intended purpose.

Subsequently, property, plant, and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses, with the exception of land which is not depreciated. When different parts of a single item of property, plant, and equipment have varying useful lives, they are treated as separate items or major components.

Property, plant and equipment that are in use are depreciated as follows:

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Laboratory, exploration, and pilot plant equipment included in “Equipment and machinery” – straight-line basis over the estimated useful life of 10 years;
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Buildings – straight-line basis over the estimated useful life of 20 years;
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Right-of-use assets included in “Other” – depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis; and
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Office equipment included in “Other” – declining balance method at 20% annual rate.

The assets’ residual values, useful lives, and depreciation methods are reviewed and, if appropriate, adjusted at least annually. The gain or loss on the disposal of an item of property, plant, and equipment is determined by the difference between the sale proceeds and the carrying amount of the asset and is recognized in profit or loss.

Impairment of Property, Plant and Equipment

Property, plant, and equipment are assessed for impairment indicators at each reporting date, or whenever an impairment indicator arises outside of a reporting date. If an impairment indicator is identified, an impairment assessment is carried out. If an impairment loss is recognized, it is for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and its value in use.

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SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

Fair value is determined as the amount that would be obtained from the sale of the asset in an arm’s length transaction between knowledgeable, willing parties.

In assessing value in use, estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For impairment assessment purposes, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units). These are typically individual mines or development projects.

Where the factors that led to an impairment loss subsequently reverse, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but not above the carrying amount that would have been determined had no impairment loss been recognized in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

Leases

At the inception of a contract, the Company assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company evaluates whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all of the economic benefits from the use of the asset during the term of the arrangement, and whether it has the right to direct the use of the asset. At inception, or upon reassessment of a contract that contains one or more lease components, the Company allocates the consideration in the contract to each lease component based on their relative stand-alone prices.

The Company leases offices, buildings, and equipment. Lease contracts are typically entered into for fixed periods of 3 to 5 years. Lease terms are negotiated on an individual basis and include a range of different conditions.

Leases are recognized as a right-of-use asset and a corresponding liability on the date the leased asset is available for use by the Company. Each lease payment is allocated between the liability and the finance cost. The finance cost is charged to profit or loss over the lease term, such that a constant periodic rate of interest is applied to the remaining balance of the liability. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term, on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

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fixed payments (including in-substance fixed payments), less any lease incentives receivable;
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variable lease payments based on an index or a rate;
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amounts expected to be payable by the lessee under residual value guarantees;
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the exercise price of a purchase option, if the lessee is reasonably certain to exercise that option; and
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SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)
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payments of penalties for terminating the lease, if the lease term reflects the lessee’s decision to exercise that option.

Lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the lessee’s incremental borrowing rate is used.

This is the rate the lessee would pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment, with similar terms and conditions.

Right-of-use assets are measured at cost, which includes the following:

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the amount of the initial measurement of the lease liability;
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any lease payments made on or before the commencement date, less any lease incentives received;
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any initial direct costs; and
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restoration costs.

Payments associated with short-term leases and leases of low-value assets are recognized as an expense in profit or loss on a straight-line basis. Short-term leases are defined as leases with a lease term of 12 months or less.

Financial Instruments

Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument.

On initial recognition, financial assets are classified and measured at amortized cost, fair value through profit or loss (“FVTPL”) or fair value through OCI, based on their contractual cash flow characteristics and the business models under which they are held.

Financial assets are measured at amortized cost if they are held for the collection of contractual cash flows, where those cash flows solely represent payments of principal and interest, and if the Company’s intent is to hold these financial assets to collect those cash flows. Financial liabilities are measured at amortized cost unless they are required to be measured at FVTPL or are designated as FVTPL at the Company’s election.

Financial assets are derecognized when the rights to receive cash flows from the assets have expired, or when they have been transferred and the Company has transferred substantially all of the risks and rewards of ownership.

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SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

Derivative instruments

Derivative instruments, including embedded derivatives in executory contracts or financial liability contracts, are classified as FVTPL and are recorded on the balance sheet at fair value. Unrealized gains and losses on derivatives that are not designated as part of a hedging relationship are recognized in profit or loss. Fair values for derivative instruments are determined using inputs based on market conditions at the reporting date or the settlement date of the derivative.

Embedded derivatives in non-derivative contracts are recognized separately unless they are closely related to the host contract.

Impairment of financial assets

The Company assesses the expected credit losses associated with its financial assets carried at amortized cost on a forward-looking basis. The impairment methodology applied depends on whether there has been a significant increase in credit risk since initial recognition.

Borrowing Costs

Borrowing costs directly attributable to the acquisition, construction, or production of assets that require a substantial period of time to prepare for their intended use or sale are capitalized as part of the cost of those assets. Capitalization of borrowing costs begins when borrowings are made, and activities commence to prepare the asset for its intended use. Capitalization ends when substantially all activities necessary to prepare the qualifying asset for its intended use are complete.

When proceeds from project-specific borrowings are temporarily invested, borrowing costs are capitalized net of any investment income earned. Capitalization of borrowing costs is suspended during extended periods when active development is interrupted.

Income Taxes

Income tax expense comprises current and deferred tax. Income tax is recognized in profit or loss, except to the extent that it relates to items recognized directly in equity. Current tax expense is the expected tax payable on taxable income for the year, using tax rates enacted or substantively enacted at the period-end, adjusted for amendments to tax payable related to prior years.

Deferred tax is recorded using the liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. No deferred tax is provided for the initial recognition of assets or liabilities that affect neither accounting nor taxable profit or loss, unless arising in a business combination, nor for temporary differences relating to investments in subsidiaries, to the extent that they are not probable to reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amounts of assets and liabilities, using tax rates enacted or substantively enacted at the reporting date.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. If it is not probable that a deferred tax asset will be recovered, it is not recognized.

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SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

Share Capital

Common shares are classified as equity. Incremental costs directly attributable to the issuance of shares are recognized as a deduction from equity (Note 14).

Earnings (loss) per Share

Basic earnings (loss) per share is computed by dividing the net earnings or loss attributable to shareholders of the Company by the weighted average number of common shares outstanding during the reporting period.

Diluted earnings (loss) per share is calculated based on the weighted average number of common shares outstanding during the period, plus the effects of dilutive common share equivalents. The dilutive effect of outstanding equity awards and warrants is calculated using the treasury stock method.

This method assumes that all common share equivalents are exercised at the beginning of the period (or at the time of issuance, if later), and that the funds obtained from such exercises are used to purchase common shares of the Company at the average trading price during the period, but only if they are dilutive.

Equity-Based Compensation

The Company’s equity incentive plan permits the grant of restricted share units, performance share units, deferred share units, and stock options. The cost of equity-settled payment arrangements is recorded based on the estimated fair value at the grant date and charged to the statement of comprehensive income (loss) over the vesting period. Each tranche in an award is considered a separate award with its own vesting period and grant date fair value.

The fair value of each tranche is measured at the grant date using the appropriate pricing model, including the Black-Scholes option pricing model for stock options and the Monte Carlo simulation methodology for performance share units.

Compensation expense is recognized over the vesting period of each tranche based on the number of awards expected to vest, with an increase in contributed surplus. The number of awards expected to vest is reviewed at least annually, with any adjustments recognized immediately.

When equity instruments are granted to non-employees, they are recorded at the fair value of the goods or services received in the statement of comprehensive income (loss), unless the grant relates to the issuance of equity instruments. Amounts related to the issuance of shares are recorded as a reduction of share capital. When the fair value of goods or services received in exchange for the share-based payment cannot be reliably estimated, the fair value is determined using an appropriate valuation model.

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SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

Estimation Uncertainty and Accounting policy judgments

Impairment of investments in associates and joint ventures

The application of the Company’s accounting policy for impairment assessment of its investments in associates and joint ventures requires significant judgment to determine whether objective evidence of impairment exists. The investment in Cauchari-Olaroz includes the Company’s equity-accounted investments in associates, Minera Exar and Exar Capital, which are equity investees holding interests in the underlying Cauchari-Olaroz project. The Company’s interest in Sal de la Puna is considered a joint venture and is accounted for using the equity method.

Management’s assessment of whether objective evidence of impairment exists considers whether any events have impacted estimated future cash flows (loss events) or if there is any information regarding significant changes with an adverse effect on the investments in associates and joint ventures. These considerations include (i) significant financial difficulties of the associates and joint ventures; (ii) a breach of contract, such as default or delinquency in payments by the associates and joint ventures; (iii) changes in the development plan or strategy for the underlying Cauchari-Olaroz or Sal de la Puna; or (iv) changes in significant assumptions that drive the valuation of the underlying Cauchari-Olaroz or Sal de la Puna, including forecasted commodity prices, reserve and resource estimates, and capital expenditure requirements.

Management has performed an assessment and concluded that no objective evidence of impairment exists as of December 31, 2025.

Impairment of Exploration and Evaluation Assets

The application of the Company’s accounting policy for impairment of exploration and evaluation assets requires judgment to determine whether indicators of impairment exist, including information such as, the period for which the Company has the right to explore including expected renewals, whether substantive expenditures on further exploration and evaluation of resource properties are budgeted and evaluation of the results of exploration and evaluation activities up to the reporting date. Management has performed an impairment indicator assessment on the Company’s exploration and evaluation assets and has concluded that no impairment indicators exist as of December 31, 2025.

Accounting for Joint Arrangements

A joint arrangement is defined as an arrangement over which two or more parties have joint control, which is the contractually agreed sharing of control. Joint control exists only when decisions about the relevant activities (those that significantly affect the returns of the arrangement) require unanimous consent of the parties sharing control. There are two types of joint arrangements: joint operations and joint ventures.

A joint operation is a joint arrangement where the parties with joint control have rights to the assets and are responsible for funding the liabilities related to the arrangement. The Company recognizes its share of the assets, liabilities, revenues, and expenses of a joint operation. A joint venture is a joint arrangement where the parties with joint control have rights to the net assets of the arrangement. Investments in joint ventures are accounted for using the equity method.

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SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

The Company’s 65% ownership interest in Sal de la Puna is considered to be a joint venture and accounted for using the equity method (Note 6).

Fair value of derivatives

The fair values of financial instruments that are not traded in an active market are determined using valuation techniques. The valuation of the convertible notes embedded derivative liability required management to make significant estimates. Management exercises judgment in selecting the appropriate valuation method and in making estimates of specific model inputs based on conditions existing at the reporting date.

The valuation of the convertible note embedded derivatives was performed using a partial differential equation method with Monte Carlo simulation, which required significant assumptions, including expected volatility of traded instruments, credit spreads, and estimates related to other inputs.

Refer to Note 13 for further details on the methods and assumptions used in the measurement of the convertible note embedded derivatives.

Determination of Commercial Production for the Cauchari Olaroz project

Judgment is a requirement in determining whether a project’s assets are available for use (referred to as “commercial production”). In making this determination, management considers specific facts and circumstances, including, but not limited to, whether the product produced by the plant is saleable, the completion of a reasonable commissioning period, and the achievement of consistent operating results at a predetermined level of design capacity for a reasonable period of time.

Minera Exar determined that commercial production was achieved at the Cauchari-Olaroz project as of October 1, 2024. As a result, the project’s assets were considered ready for their intended use, and depreciation of these assets commenced on October 1, 2024.

New IFRS Pronouncements

IFRS 18 Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18, Presentation and Disclosure in Financial Statements which will replace IAS 1, Presentation of Financial Statements. IFRS 18 introduces new requirements on presentation within the statement of profit or loss, including specified totals and subtotals.

It also requires disclosure of management-defined performance measures and includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements and the notes.

In addition, there are consequential amendments to other accounting standards; some requirements previously included in IAS 1 have been moved to IAS 8 and limited amendments have been made to IAS 7 and IAS 34.

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SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

IFRS 18 is effective for the reporting period beginning on or after January 1, 2027, with early application permitted. Retrospective application is required in both annual and interim financial statements. The Company is currently assessing the impact of this standard on its financial statements and has not yet applied it.

Amendments to IFRS 9 and IFRS 7 – Amendments to the Classification and Measurement of Financials Instruments

In May 2024, the IASB issued amendments to IFRS 9 and IFRS 7, Amendments to the Classification and Measurement of Financials Instruments. These amendments updated classification and measurement requirements in IFRS 9 Financial Instruments and related disclosure requirements in IFRS 7 Financial Instruments: Disclosures. The IASB clarified the recognition and derecognition date of certain financial assets and liabilities, and amended the requirements related to settling financial liabilities using an electronic payment system. It also clarified how to assess the contractual cash flow characteristics of financial assets in determining whether they meet the solely payments of principal and interest criterion, including financial assets that have environmental, social and corporate governance (ESG)-linked features and other similar contingent features.

These amendments require additional disclosures for financial instruments with contingent features that do not relate directly to basic lending risks and costs and amended disclosures relating to equity instruments designated at fair value through other comprehensive income.

The amendments are effective for annual periods beginning on or after January 1, 2026. Management has assessed the impact of these amendments and does not expect their adoption to have a material effect on the Company's consolidated financial statements.